Loans - Schedule of Short Term Loans (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan amount	$ 1,739,635	$ 3,100,583	¥ 12,000,000	¥ 22,500,000
Postal Savings Bank of China [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date	Jan. 07, 2026	Jul. 30, 2024	Jan. 07, 2026	Jul. 30, 2024
Loan maturity date	Jan. 06, 2027	Jul. 29, 2025
Loan amount	$ 434,909	$ 551,215	¥ 3,000,000	¥ 4,000,000
Effective interest rate	2.86%	3.40%	2.86%	3.40%
Postal Savings Bank of China One [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date	Jun. 30, 2025	Aug. 27, 2024	Jun. 30, 2025	Aug. 27, 2024
Loan maturity date	Jun. 29, 2026	Aug. 26, 2025
Loan amount	$ 260,945	$ 689,018	¥ 1,800,000	¥ 5,000,000
Effective interest rate	2.86%	3.20%	2.86%	3.20%
Postal Savings Bank of China Two [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date	Jul. 01, 2025	Sep. 02, 2024	Jul. 01, 2025	Sep. 02, 2024
Loan maturity date	Jun. 30, 2026	Sep. 01, 2025
Loan amount	$ 318,933	$ 689,018	¥ 2,200,000	¥ 5,000,000
Effective interest rate	2.86%	3.20%	2.86%	3.20%
Bank of China [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date	Feb. 26, 2026		Feb. 26, 2026
Loan maturity date	Feb. 25, 2027
Loan amount	$ 724,848	$ 0	¥ 5,000,000
Effective interest rate	3.00%		3.00%
Postal Savings Bank of China Three [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date		Sep. 06, 2024		Sep. 06, 2024
Loan maturity date		Sep. 05, 2025
Loan amount		$ 551,215		¥ 4,000,000
Effective interest rate		3.20%		3.20%
Agricultural Bank of China [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date		Jun. 17, 2024		Jun. 17, 2024
Loan maturity date		Jun. 16, 2025
Loan amount		$ 68,903		¥ 500,000
Effective interest rate		3.26%		3.26%
Agricultural Bank of China One [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date		Nov. 25, 2024		Nov. 25, 2024
Loan maturity date		Nov. 24, 2025
Loan amount		$ 275,607		¥ 2,000,000
Effective interest rate		3.26%		3.26%
Agricultural Bank of China Two [Member]
Loans - Schedule of Short Term Loans (Details) [Line Items]
Loan commencement date		Mar. 19, 2025		Mar. 19, 2025
Loan maturity date		Mar. 18, 2026
Loan amount		$ 275,607		¥ 2,000,000
Effective interest rate		3.26%		3.26%